UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [     ]:         Amendment Number _______

This Amendment (Check only one):         [     ] is a restatement

                                         [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Toronto Dominion (New York) LLC
Address:       31 West 52nd Street
               New York, New York 10019

Form 13F File Number:  28-11510

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nancy Haraf
Title: VP Director
Phone: 312-244-2472

Signature, Place, and Date of Signing:
         /S/ Nancy Haraf                 Chicago, Illinois     October 31, 2006
         [Signature]                         [City, State]           [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
None

                              FORM 13F SUMMARY PAGE

      Report summary:

      Number of Other Included Managers: 0

      Form 13F Information Table Entry Total: 5

      Form 13F Information Table Value Total: 9,742,000

LIST OF OTHER INCLUDED MANAGERS:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.              Form 13F File Number               Name

                                   13F filing

FORM 13F-HR
NAME OF REPORTING MANAGER: TORONTO DOMINION (NEW YORK) LLC

      30-Sep-06

                                                                                    Item 6:
                                                                             Investment Discretion
                                                                            ----------------------
                                                                                    (b)                               Item 8:
                                                                                  Shared-            Item 7:     Voting Authority
                                                  Item 4:     Item 5:               As              Managers         (Shares)
                            Item 2:   Item 3:   Fair Market  Shares or            Defined    (c)    --------  ----------------------
    Item 1:                 Title      CUSIP      Value      Principal       (a)    in     Shared-    See     (a)       (b)    (c)
Name of Issuer             of Class   Number     (x$1000)      Amount       Sole  Instr.V   other   Instr. V  Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALASKA COMM SYSTEMS GROUP    COM     01167P101     1,990     150,000 SH     Sole                              150,000
DELUXE CORP                  COM     248019101     1,967     115,000 SH     Sole                              115,000
OIL SERVICE HOLDRS TRUST     COM     678002106         6          50 PUT    Sole                                   50
PHELPS DODGE CORP            COM     717265102     2,541      30,000 SH     Sole                               30,000
SOUTHERN COPPER CORP         COM     84265V105     3,238      35,000 SH     Sole                               35,000

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